Share capital (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2022	Sep. 30, 2024
Private Placements [Member]
Statement [Line Items]
Warrants issued for private placement			3,878,789
Common stock shares issued			193,939
Exercise price	$ 1.50	$ 2.00
Common stock exercise price			$ 2.06	$ 2.00
Warrant issued	75,000	500,000
Warrants of additional paid in capital			$ 1,741,475
Stock Option [Member]
Statement [Line Items]
Options available for granting				8,650,000
Shares issuable upon exercise of warrants, maximum				15,000,000
Percentage of issued and outstanding shares issuable maximum to one individual				15.00%